Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Michigan Municipal Fund), Class A)	0 Months Ended
Jul. 27, 2012
(Oppenheimer Rochester Michigan Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2007	(3.29%)
Annual Return 2008	(42.12%)
Annual Return 2009	36.74%
Annual Return 2010	3.47%
Annual Return 2011	13.68%